Hedge Accounting - Summary of Hedge Instrument of Net Investment in Foreign (Detail) - BRL (R$)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value		R$ (215,277,000,000)	R$ (116,430,000,000)
Variation in value recognized in Other comprehensive income		(3,557,000,000)	(16,000,000)	R$ (1,135,000,000)
Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value		(24,619,000,000)	(16,947,000,000)
Variation in value recognized in Other comprehensive income		(14,598,000,000)	(7,217,000,000)
Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value		(24,619,000,000)	(16,947,000,000)
Book Value, Assets	[1]	5,121,000,000	4,988,000,000
Book value, Liabilities	[1]	150,000,000	0
Variations in fair value used to calculate hedge ineffectiveness		(14,601,000,000)	(7,220,000,000)
Variation in value recognized in Other comprehensive income		(14,598,000,000)	(7,217,000,000)
Hedge ineffectiveness recognized in income		(3,000,000)	(3,000,000)
Amount reclassified from foreign currency convertion into income		0	0
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value		(24,619,000,000)	(16,947,000,000)
Variation in value recognized in Other comprehensive income		(14,598,000,000)	(7,217,000,000)
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Forward [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value		(4,262,000,000)	(2,990,000,000)
Book Value, Assets	[1]	4,474,000,000	2,977,000,000
Book value, Liabilities	[1]		0
Variations in fair value used to calculate hedge ineffectiveness		332,000,000	408,000,000
Variation in value recognized in Other comprehensive income		305,000,000	381,000,000
Hedge ineffectiveness recognized in income		27,000,000	27,000,000
Amount reclassified from foreign currency convertion into income		0	0
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Futures [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value		(44,186,000,000)	(32,966,000,000)
Book Value, Assets	[1]		228,000,000
Book value, Liabilities	[1]	150,000,000	0
Variations in fair value used to calculate hedge ineffectiveness		(18,732,000,000)	(12,329,000,000)
Variation in value recognized in Other comprehensive income		(18,695,000,000)	(12,292,000,000)
Hedge ineffectiveness recognized in income		(37,000,000)	(37,000,000)
Amount reclassified from foreign currency convertion into income		0	0
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | NDF - Non Deliverable Forward [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value		(15,196,000,000)	(11,525,000,000)
Book Value, Assets	[1]	538,000,000	260,000,000
Book value, Liabilities	[1]		0
Variations in fair value used to calculate hedge ineffectiveness		3,556,000,000	4,443,000,000
Variation in value recognized in Other comprehensive income		3,547,000,000	4,434,000,000
Hedge ineffectiveness recognized in income		9,000,000	9,000,000
Amount reclassified from foreign currency convertion into income		0	0
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Financial assets held for hedging[Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value		(109,000,000)	(1,504,000,000)
Book Value, Assets	[1]	109,000,000	1,523,000,000
Book value, Liabilities	[1]		0
Variations in fair value used to calculate hedge ineffectiveness		243,000,000	258,000,000
Variation in value recognized in Other comprehensive income		245,000,000	260,000,000
Hedge ineffectiveness recognized in income		(2,000,000)	(2,000,000)
Amount reclassified from foreign currency convertion into income		R$ 0	R$ 0

[1]	Amounts recorded under heading Derivatives.